8. Share-based payments (Details 1) - shares	Sep. 30, 2016	Dec. 31, 2015
Common stock shares issued	650,000	650,000
Condition One [Member] | Nonemployee Common stock [Member]
Common stock shares issued	500,000	500,000
Condition Two [Member] | Nonemployee Common stock [Member]
Common stock shares issued	150,000	150,000